REVENUES	12 Months Ended
Dec. 31, 2014
REVENUES [Abstract]
REVENUES

NOTE 12:-   REVENUES

a.         Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Customer A - Sales of manufactured products	20.6%	18.4%	17.2%

b.         Revenues by geographic areas:

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Israel	24,807	27,992	21,965
Europe	9,383	10,623	11,583
North America	5,892	6,227	7,664
India	5,240	3,294	1,280
Rest of the world	1,304	2,099	3,154

	46,626	50,235	45,646

c.         Fixed assets, net by geographic areas:

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Israel	9,161	9,534	8,617
Europe	901	561	445
North America	8	13	13

	10,070	10,108	9,075